Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	001-34628
Entity Registrant Name	QUINSTREET, INC.
Entity Central Index Key	0001117297
Entity Tax Identification Number	77-0512121
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	950 Tower Lane, 12th Floor
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	650
Local Phone Number	578-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	QNST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false